                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Financial Officer, Executive Vice President, Secretary
       and Treasurer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                  Fairfield, Ohio   February 11, 2008
-------------------------------------   ---------------   -----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.                             Name
---   --------   -------------------------------------------------------
01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company
05               The Cincinnati Specialty Underwriters Insurance Company


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           34

Form 13F Information Table Value Total     1,956,127
                                          (thousands)

List of Other Included Managers: None


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
                           COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6    COLUMN 7  COLUMN 8
        ISSUER          TITLE OF CLASS    CUSIP   FMV (000) SHARES/PRINCIPAL SH/PRN INVESTMENT DIS OTH MGRS    SOLE    SHARED NONE
        ------          --------------- --------- --------- ---------------- ------ -------------- -------- ---------- ------ ----
AGL RESOURCES           COMMON          001204106    14,085      374,200       SH   SOLE                       374,200   --    --
ARTHUR J GALLAGHER      COMMON          363576109       484       20,000       SH   SOLE                        20,000   --    --
BB & T CORP             COMMON          054937107     6,901      225,000       SH   SOLE                       225,000   --    --
CHEVRON CORPORATION     COMMON          166764100    30,986      332,000       SH   SOLE                       332,000   --    --
CONOCOPHILLIPS          COMMON          20825C104     8,830      100,000       SH   SOLE                       100,000   --    --
DUKE ENERGY CORP        COMMON          26441C105    25,334    1,256,000       SH   SOLE                     1,256,000   --    --
EQUITY RESIDENTIAL      CONVERTIBLE DEB 26884AAV5     1,774    1,850,000       PRN  SOLE                            --   --    --
EXXON MOBIL CORPORATION COMMON          30231G102   103,814    1,108,060       SH   SOLE                     1,108,060   --    --
FIFTH THIRD BANCORP     COMMON          316773100   683,124   27,183,604       SH   SOLE                    27,183,604   --    --
FIRST FINANCIAL BANCORP COMMON          320209109    12,207    1,070,818       SH   SOLE                     1,070,818   --    --
FORTUNE BRANDS INC      COMMON          349631101    47,236      652,792       SH   SOLE                       652,792   --    --
GENERAL ELECTRIC CO     COMMON          369604103    44,484    1,200,000       SH   SOLE                     1,200,000   --    --
GENUINE PARTS CO        COMMON          372460105    35,790      773,000       SH   SOLE                       773,000   --    --
HUNTINGTON BANCSHARES
   INC                  COMMON          446150104    70,132    4,751,508       SH   SOLE                     4,751,508   --    --
JOHNSON & JOHNSON       COMMON          478160104    86,704    1,299,915       SH   SOLE                     1,299,915   --    --
LINCOLN NATIONAL CORP   COMMON          534187109     6,833      117,361       SH   SOLE                       117,361   --    --
LINEAR TECHNOLOGY CORP  COMMON          535678106    29,258      919,200       SH   SOLE                       919,200   --    --
MEDTRONIC INC           COMMON          585055106    34,674      689,750       SH   SOLE                       689,750   --    --
MEDTRONIC INC           CONVERTIBLE DEB 585055AM8     2,509    2,350,000       PRN  SOLE                            --   --    --
MICROCHIP TECHNOLOGY
   INC                  COMMON          595017104    27,078      861,800       SH   SOLE                       861,800   --    --
MICROSOFT CORP          COMMON          594918104    27,946      785,000       SH   SOLE                       785,000   --    --
NATIONAL CITY
   CORPORATION          COMMON          635405103     9,570      581,407       SH   SOLE                       581,407   --    --
PEOPLES COMMUNITY
   BANCORP              COMMON          71086E107     1,404      100,000       SH   SOLE                       100,000   --    --
PEPSICO INC             COMMON          713448108     9,450      124,500       SH   SOLE                       124,500   --    --
PFIZER INC              COMMON          717081103    52,313    2,301,500       SH   SOLE                     2,301,500   --    --
PIEDMONT NATURAL GAS    COMMON          720186105    68,759    2,628,400       SH   SOLE                     2,628,400   --    --
PNC FINANCIAL SERVICES
   GROUP                COMMON          693475105   174,038    2,651,000       SH   SOLE                     2,651,000   --    --
PROCTER & GAMBLE
   CORPORATION          COMMON          742718109    92,299    1,257,140       SH   SOLE                     1,257,140   --    --
SPECTRA ENERGY CORP     COMMON          847560109     2,014       78,000       SH   SOLE                        78,000   --    --
SYSCO CORP              COMMON          871829107    14,606      468,000       SH   SOLE                       468,000   --    --
U S BANCORP             COMMON          902973304   136,111    4,288,326       SH   SOLE                     4,288,326   --    --
WACHOVIA CORP           COMMON          929903102    46,005    1,209,700       SH   SOLE                     1,209,700   --    --
WELLS FARGO & CO        COMMON          949746101    31,700    1,050,000       SH   SOLE                     1,050,000   --    --
WYETH                   COMMON          983024100    17,676      400,000       SH   SOLE                       400,000   --    --
                                                  ---------
                                                  1,956,127
                                                  =========


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